Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Components of Income Tax Provision

The components of the income tax provision for the fiscal years ended September 30, 2025 and 2024 were:

	For the years ended September 30,
	2025	2024	2023
Current tax	$65,048	$109,799	$752,072
Deferred tax	(28,961)	—	—
Total income tax provision	$36,087	$109,799	$752,072

Schedule of Effective Income Tax Rate
	For the years ended September 30,
	2025	2024	2023
Net income before provision for income taxes	$(2,175,559)	$1,275,618	$2,559,800
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	(543,890)	318,904	639,950
Non-deductible expenses	9,513	107,192	259,575
Tax-exempt income	(69,805)	—	—
Deductible research and development expenses	(384,645)	(316,297)	(147,453)
Effect of different tax rates in jurisdictions other than PRC	679,773
Changes in valuation allowance	345,141	—	—
Income tax expense	$36,087	$109,799	$752,072

Schedule of Components of Deferred Tax Assets

The significant components of the Company’s deferred tax assets are as follows:

	For the years ended September 30,
	2025	2024
Deferred tax assets:
Allowance of expected credit loss	$298,165	$269,779
Net operating losses	1,502,853	1,156,903
Less: Valuation allowance	(1,771,823)	(1,426,682)
Deferred tax assets, net	$29,195	$—